General Information, Organization and Basis of Preparation - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) OnlinePlatform	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 12, 2016 shares	Dec. 31, 2015 CNY (¥)
General Information Organization And Basis Of Preparation [Line Items]
Capital, capital reserve and statutory reserves	¥ 37,772	¥ 26,148	¥ 20,634		¥ 456
Loan Agreement
General Information Organization And Basis Of Preparation [Line Items]
Agreement term	20 years
Yeelion Online Network Technology Beijing Co Ltd | Exclusive Technical Service Agreement
General Information Organization And Basis Of Preparation [Line Items]
Agreement term	20 years
Guangzhou Kugou Computer Technology Co Ltd | Exclusive Technical Service Agreement
General Information Organization And Basis Of Preparation [Line Items]
Agreement term	20 years
Guangzhou Kugou Computer Technology Co Ltd | Loan Agreement
General Information Organization And Basis Of Preparation [Line Items]
Agreement term	20 years
VIEs
General Information Organization And Basis Of Preparation [Line Items]
Capital, capital reserve and statutory reserves	¥ 4,432	¥ 3,249
Ordinary Shares | Min River Investment Limited
General Information Organization And Basis Of Preparation [Line Items]
Shares subscribed under purchase agreement | shares				1,290,862,550
Percentage of shares subscribed under purchase agreement				54.40%
Number of shares outstanding in business combination				61.60%
Kugou And Kuwo
General Information Organization And Basis Of Preparation [Line Items]
Number Of Online Platforms Controlled Prior To Merger | OnlinePlatform	2
Percentage Of Then Outstanding Ordinary Shares	15.80%